Revision of Prior Period Financial Statements (Details) - Schedule of cash flows (Unaudited)	9 Months Ended
Sep. 30, 2021 USD ($)
Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,286,944)
Adjustments to reconcile net loss to net cash used in operating activities from continuing operations:
Depreciation and amortization expense	21,832
Amortization of debt discount	30,861
Stock-based compensation expense	2,400,976
Fair value of common stock issued pursuant to service and advisory agreements	291,096
Change in operating assets and liabilities:
Prepaid expenses	(57,129)
Accounts payable and accrued expenses	876,417
Net cash used in operating activities from continuing operations	(2,722,891)
Net cash provided by operating activities from discontinued operations	(347,204)
Net cash used in operating activities	(3,070,095)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash Payment for CryoCann asset purchase	(1,000,000)
Issuance of other payable related to CryoCann asset purchase	(1,247,684)
Purchase of property and equipment	(135,000)
Net cash used in investing activities from continuing operations	(2,382,684)
Net cash used in investing activities from discontinued operations	(280,561)
Net cash used in investing activities	(2,663,245)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable, related parties	237,590
Proceeds from issuance of common stock	320,000
Repayment of loans payable, current	(40,668)
Proceeds from notes payable	4,900,000
Related party note disbursement	(281,771)
Net cash provided by financing activities from continuing operations	5,135,151
Net cash provided by financing activities from discontinued operations	505,902
Net cash provided by financing activities	5,641,053
Net decrease in cash from continuing operations	29,576
Net decrease in cash from discontinued operations	(121,863)
Cash at beginning of period	329,839
Cash at end of period	237,552
Supplemental disclosure of cash flow information:
Cash paid for interest	283,330
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued pursuant to vesting of restricted stock units	2,851,103
Adjustments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(508,831)
Adjustments to reconcile net loss to net cash used in operating activities from continuing operations:
Depreciation and amortization expense
Amortization of debt discount	508,831
Stock-based compensation expense
Fair value of common stock issued pursuant to service and advisory agreements
Change in operating assets and liabilities:
Prepaid expenses
Accounts payable and accrued expenses
Net cash used in operating activities from continuing operations
Net cash provided by operating activities from discontinued operations
Net cash used in operating activities
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash Payment for CryoCann asset purchase
Issuance of other payable related to CryoCann asset purchase
Purchase of property and equipment
Net cash used in investing activities from continuing operations
Net cash used in investing activities from discontinued operations
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable, related parties
Proceeds from issuance of common stock
Repayment of loans payable, current
Proceeds from notes payable
Related party note disbursement
Net cash provided by financing activities from continuing operations
Net cash provided by financing activities from discontinued operations
Net cash provided by financing activities
Net decrease in cash from continuing operations
Net decrease in cash from discontinued operations
Cash at beginning of period
Cash at end of period
Supplemental disclosure of cash flow information:
Cash paid for interest
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued pursuant to vesting of restricted stock units
Revised [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(6,795,775)
Adjustments to reconcile net loss to net cash used in operating activities from continuing operations:
Depreciation and amortization expense	21,832
Amortization of debt discount	539,692
Stock-based compensation expense	2,400,976
Fair value of common stock issued pursuant to service and advisory agreements	291,096
Change in operating assets and liabilities:
Prepaid expenses	(57,129)
Accounts payable and accrued expenses	876,417
Net cash used in operating activities from continuing operations	(2,722,891)
Net cash provided by operating activities from discontinued operations	(347,204)
Net cash used in operating activities	(3,070,095)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash Payment for CryoCann asset purchase	(1,000,000)
Issuance of other payable related to CryoCann asset purchase	(1,247,684)
Purchase of property and equipment	(135,000)
Net cash used in investing activities from continuing operations	(2,382,684)
Net cash used in investing activities from discontinued operations	(280,561)
Net cash used in investing activities	(2,663,245)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable, related parties	237,590
Proceeds from issuance of common stock	320,000
Repayment of loans payable, current	(40,668)
Proceeds from notes payable	4,900,000
Related party note disbursement	(281,771)
Net cash provided by financing activities from continuing operations	5,135,151
Net cash provided by financing activities from discontinued operations	505,902
Net cash provided by financing activities	5,641,053
Net decrease in cash from continuing operations	29,576
Net decrease in cash from discontinued operations	(121,863)
Cash at beginning of period	329,839
Cash at end of period	237,552
Supplemental disclosure of cash flow information:
Cash paid for interest	283,330
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued pursuant to vesting of restricted stock units	$ 2,851,103